OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Notes and other explanatory information [abstract]
Zimbabwe lithium deposits (i)	[1]	$ 34,841	¥ 252,716
Others		3	22	4
Total		$ 34,844	¥ 252,738	¥ 4

[1]	Please refer to Note 20 (b) for more details.